Average Annual Total Returns - ETF - Vanguard Short-Term Corporate Bond Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Bloomberg U.S. 1-5 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. 1-5 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. 1-5 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	5.08%	3.56%	3.10%	4.09%	2.52%	2.15%	2.99%	2.26%	1.98%	5.13%	3.55%	3.09%	5.41%	3.73%	3.27%	7.75%	4.53%	3.89%